ORGANIZATION AND PRINCIPAL ACTIVITIES - Disposition of subsidiaries (Details) - USD ($)	Dec. 05, 2024	Nov. 08, 2024	Aug. 22, 2024	May 07, 2024	Feb. 02, 2023	Dec. 28, 2022	Dec. 31, 2024	Jun. 30, 2023	Mar. 24, 2023	Aug. 05, 2022
Stanley Star
ORGANIZATION AND PRINCIPAL ACTIVITIES
Total consideration										$ 1,000
Convertible preferred shares						$ 50,000
Preferred stock, outstanding									$ 50,000,000
Consideration										$ 1,000
Kaixin Manman Commuting Technology
ORGANIZATION AND PRINCIPAL ACTIVITIES
Total consideration				$ 16,000
Discontinued Operation, Equity Method Investment Retained after Disposal, Ownership Interest after Disposal				0.00%
Consideration				$ 16,000
Wuhan Jieying Chimei Automobile Sales Co., Ltd.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Total consideration			$ 0
Discontinued Operation, Equity Method Investment Retained after Disposal, Ownership Interest after Disposal			0.00%
Consideration			$ 0
Chongqing Jieying Shangyue Automobile Sales Co., Ltd.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Total consideration		$ 0
Discontinued Operation, Equity Method Investment Retained after Disposal, Ownership Interest after Disposal		0.00%
Consideration		$ 0
Anhui Kaixin New Energy Vehicle Co., Ltd.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Total consideration	$ 0
Discontinued Operation, Equity Method Investment Retained after Disposal, Ownership Interest after Disposal	33.298%
Consideration	$ 0
Morning Star
ORGANIZATION AND PRINCIPAL ACTIVITIES
Total consideration	$ 0
Discontinued Operation, Equity Method Investment Retained after Disposal, Ownership Interest after Disposal	0.00%
Consideration	$ 0
Karui | Scytech Limited
ORGANIZATION AND PRINCIPAL ACTIVITIES
Payment of liabilities due					$ 2,700,000
Disposal Group | Zhejiang Taohaoche
ORGANIZATION AND PRINCIPAL ACTIVITIES
Total consideration					2,700,000
Consideration					$ 2,700,000
Disposal Group | Zhejiang Taohaoche | Karui
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of ownership sold					100.00%
Total consideration					$ 2,700,000
Consideration					$ 2,700,000
Disposal Group | Kaixin Auto Group ("KAG")
ORGANIZATION AND PRINCIPAL ACTIVITIES
Total consideration								$ 4,158,000
Consideration								$ 4,158,000
Disposal Group | Kaixin Auto Group ("KAG") | Accrued expenses and other current liabilities
ORGANIZATION AND PRINCIPAL ACTIVITIES
Total consideration							$ 4,158,000
Consideration							$ 4,158,000